SHAREHOLDERS' EQUITY (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in outstanding warrants
Outstanding at the beginning of the period (in shares)	$ 14,348
Exercised (in shares)	(14,348)	(3,900)
Outstanding at the end of the period (in shares)	$ 0	$ 14,348
Outstanding at the beginning of the period (in dollars per share)	$ 28.40
Exercised (in dollars per share)	$ 28.40
Outstanding at the end of the period (in dollars per share)	$ 0.00	$ 28.40